Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2024
Consolidated Statement of Cash Flows.
Consolidated Statement of Cash Flows

Note 5     Consolidated Statement of Cash Flows

The Consolidated Statement of Cash Flows shows the Group’s cash flows for the year for operating, investing and financing activities and the change in cash and cash equivalents during the year.

Cash flows from operating activities are computed from the results for the year adjusted for non-cash operating items, changes in net working capital and corporate tax. Income tax paid is presented as a separate item under operating activities.

Cash flows from investing activities include payments in connection with the purchase and sale of property, plant and equipment and cash flows relating to the purchase and sale of enterprises to third parties, if any.

Cash flows from financing activities include changes in equity and proceeds from borrowings and repayment of loans.

The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flows:

Amounts in US$‘000	Note	2024	2023	2022
Increase (Decrease) in asset retirement obligation	28	2,162	7,374	(4,942)
Increase (Decrease) in provisions for other long-term liabilities		157	2,370	(2,616)
Purchase of property, plant and equipment on deferred terms		—	(7,864)	7,864
Additions / changes in estimates of right-of-use assets	27	2,603	137	22,462

Changes in working capital shown in the Consolidated Statement of Cash Flows are disclosed as follows:

Amounts in US$‘000	2024	2023	2022
Decrease (Increase) in Inventories	1,664	(1,330)	(6,694)
Decrease (Increase) in Trade receivables	23,876	6,820	(1,425)
Increase in Prepayments and other receivables and Other assets (a)	(48,865)	(33,328)	(30,929)
Customer advance payments (b)	152,000	—	—
(Decrease) Increase in Trade and other payables	(8,734)	1,413	(999)
	119,941	(26,425)	(40,047)
a)	Includes withholding taxes from clients for US$ 18,619,000, US$ 27,558,000 and US$ 27,256,000, in 2024, 2023 and 2022, respectively. In 2024, also includes advanced payments for midstream capacity of US$ 16,084,000 as part of the business transaction in Argentina (see Note 35.1), the recovery of a restricted deposit related to environmental obligations in Brazil of US$ 12,083,400, and the security deposit of US$ 20,000,000 granted in relation to the proposed acquisition of certain Repsol exploration and production assets in Colombia (see Note 35.2), among others.
b)	Funds drawn under the offtake and prepayment agreement with Vitol (see Note 30.1).

The following chart shows the movements in the borrowings and lease liabilities for each of the periods presented:

		Lease
Amounts in US$‘000	Borrowings	Liabilities	Total
As of January 1, 2022	674,092	20,744	694,836
Addition to lease liabilities	—	22,462	22,462
Accrual of borrowing's interests	36,360	—	36,360
Exchange difference	—	(6,426)	(6,426)
Foreign currency translation	203	284	487
Unwinding of discount	—	2,838	2,838
Principal paid	(172,522)	—	(172,522)
Interest paid	(36,514)	—	(36,514)
Borrowings cancellation costs	5,141	—	5,141
Borrowings cancellation and other costs paid	(9,118)	—	(9,118)
Lease payments	—	(7,851)	(7,851)
As of December 31, 2022	497,642	32,051	529,693
Addition to lease liabilities	—	137	137
Accrual of borrowing's interests	30,839	—	30,839
Exchange difference	—	7,061	7,061
Liabilities associated with assets held for sale (Note 35.3)	—	(26)	(26)
Foreign currency translation	—	174	174
Unwinding of discount	—	3,168	3,168
Interest paid	(27,500)	—	(27,500)
Lease payments	—	(10,267)	(10,267)
As of December 31, 2023	500,981	32,298	533,279
Addition to lease liabilities	—	2,603	2,603
Proceeds from borrowings	10,728	—	10,728
Accrual of borrowing's interests	31,088	—	31,088
Exchange difference	—	(3,283)	(3,283)
Disposal of Chilean business	—	(502)	(502)
Foreign currency translation	3	(346)	(343)
Unwinding of discount	—	2,928	2,928
Principal paid	(731)	—	(731)
Interest paid	(27,736)	—	(27,736)
Lease payments	—	(7,775)	(7,775)
As of December 31, 2024	514,333	25,923	540,256